Note 15 - Commitments (Details Textual) - Facility in Irving, Texas [Member]	Sep. 30, 2023 ft²	Dec. 31, 2022 USD ($) ft²
Area of Real Estate Property (Square Foot) | ft²	20,945	20,945
Operating Lease, Periodic Payment | $		$ 10,036
Operating Lease, Percent Escalation		3.00%